Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Oct. 26, 2023	Nov. 04, 2022	Jun. 30, 2026	Jun. 30, 2025
Warrants [Line Items]
Warrants issued			3,850,857
Financing expense			$ 229	$ 300
Warrants outstanding			6,100,000
Trading days			20 years
Weighted average exercise price			$ 10.49
Remaining contractual lives			2 years 21 days
Warrants are exercisable term			5 years
Warrants are exercisable date of issuance			Oct. 30, 2023
Black-Scholes-Merton Model [Member]
Warrants [Line Items]
Fair value warrants			$ 17,739
Placement Agency Agreement [Member]
Warrants [Line Items]
Gross proceeds rate	7.50%
Ordinary shares percentage	1.00%
GEM Investor [Member]
Warrants [Line Items]
Average daily closing price		90.00%
Equity interests outstanding			3.30%
GEM Warrant [Member]
Warrants [Line Items]
Sale of ordinary shares amount		$ 125,000
Exercise price per share			$ 11.5
Warrants issued			2,839,951
Warrant exercise price			$ 11.5
Public Warrant [Member]
Warrants [Line Items]
Warrant exercise price			$ 0.01
Ordinary share purchased			1
Warrants outstanding			5,750,000
Private Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 16.5
Ordinary share purchased			1
Warrants outstanding			350,000
Common Warrants [Member]
Warrants [Line Items]
Warrant exercise price			$ 9
FT Global Capital, Inc [Member]
Warrants [Line Items]
Warrants issued	25,672
Ordinary Shares [Member] | Placement Agency Agreement [Member]
Warrants [Line Items]
Warrant exercise price	$ 10.225
Ordinary Shares [Member] | Public Warrant [Member]
Warrants [Line Items]
Warrant exercise price			$ 11.5
Class A Ordinary Shares [Member]
Warrants [Line Items]
Warrants issued			6,734,126
Ordinary share purchased			1
Warrants outstanding			9,591,723
Class A Ordinary Shares [Member] | Public Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5
Warrant exercise price			16.5
Class A Ordinary Shares [Member] | Private Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5